Basis for Preparation	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
Basis for Preparation [Line Items]
BASIS FOR PREPARATION

1. BASIS FOR PREPARATION

The condensed financial information of Microvast, Inc. has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that Microvast, Inc. has used the equity method to account for investments in its subsidiaries. The Company has retroactively adjusted the shares issued and outstanding prior to the completion of the Merger between Microvast, Inc. and Tuscan Holdings Corp. to give effect to the exchange ratio established in the Merger Agreement.